SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
SHAREHOLDERS' EQUITY
Schedule of share capital

	Ordinary
	Quantity	(%)
Shareholder
Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.01
Controller	194,809,797	14.31
Managements	34,400,167	2.53
Alden Fundo de Investimento em Ações	26,154,741	1.92
	622,977,034	45.77
Treasury	12,042,004	0.88
Votorantim S.A.	50,180,059	3.69
Other shareholders	676,064,487	49.66
	1,361,263,584	100.00

Schedule of other reserves

				Exchange
			Exchange	variation on
			variation	conversion of
			and fair	financial
	Debenture		value of	statements of
	conversion		financial	foreign	Deemed
	5th issue	Actuarial loss	assets	subsidiaries	cost	Total
Balances at December 31, 2018	(45,746)	(98,490)	—	164,168	2,301,776	2,321,708
Actuarial loss		(95,628)				(95,628)
Gain on conversion of financial asset and fair value			2,360			2,360
Gain on conversion of financial statements and on foreign investments				45,819		45,819
Realization of deemed cost, net of taxes					(52,918)	(52,918)
Balances at December 31, 2019	(45,746)	(194,118)	2,360	209,987	2,248,858	2,221,341
Actuarial loss		(22,037)				(22,037)
Gain on conversion of financial asset and fair value			4,151			4,151
Loss on conversion of financial statements and on foreign investments				(2,857)		(2,857)
Partial realization of deemed cost, net of taxes					(70,654)	(70,654)
Balances at December 31, 2020	(45,746)	(216,155)	6,511	207,130	2,178,204	2,129,944

Schedule of treasury shares

		Average cost	Historical	Market
	Quantity	per share	value	value
Balances at December 31, 2018	12,042,004	18.13	218,265	458,560
Balances at December 31, 2019	12,042,004	18.13	218,265	477,827
Balances at December 31, 2020	12,042,004	18.13	218,265	704,939

Schedule of result absorption

		Result		Reserve
	Limit on	absorption		balances
	share	December 31,	December 31,	December 31,	December 31,
	capital%	2020	2019	2020	2019
Realization of deemed cost, net of taxes		(70,654)	(52,918)
Tax incentive reserve			(684,563)
Special statutory reserve			(242,612)
Legal reserve	20%	(317,144)	(105,670)		317,144
Capital increase reserve	80%		(1,730,629)
Capital reserve		(6,410,885)		10,612	6,416,864
Unclaimed dividends forfeited		(130)	(1,126)
		(6,798,813)	(2,817,518)	10,612	6,734,008